787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

August 16, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason ClearBridge Equity Income Builder Fund, a series of Legg Mason Partners Equity Trust

Securities Act File No. 33-43446

Investment Company Act File No. 811-06444

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated August 10, 2011, to the Prospectus, dated April 29, 2011, for Legg Mason ClearBridge Equity Income Builder Fund. The purpose of the filing is to submit the 497(e) filing dated August 10, 2011 in XBRL for the Fund.

Any questions or comments on the Amendment should be directed to the undersigned at 212-728-8558.

Very truly yours,

/s/ Dianne E. O’Donnell
Dianne E. O’Donnell

Enclosures

cc:	George P. Hoyt, Legg Mason & Co., LLC
Rosemary D. Emmens, Legg Mason & Co., LLC
Benjamin J. Haskin, Willkie Farr & Gallagher LLP

NEW YORK      WASHINGTON      PARIS      LONDON      MILAN       ROME      FRANKFURT      BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh